Mergers and Acquisitions - Summary of Vonpar's Fair Value of Net Assets Acquired (Detail) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 06, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 06, 2016 MXN ($)	Dec. 06, 2016 BRL (R$)	Dec. 31, 2015 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total assets	$ 285,677	$ 14,546		$ 279,256			$ 210,249
Total liabilities	144,967	$ 7,381		150,023			$ 101,514
Goodwill	$ (118,130)			$ (118,920)
Vonpar [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash acquired					$ 4,390
Total non-current assets					11,344
Distribution rights					14,793
Total assets					30,527
Total liabilities					11,708
Net assets acquired					18,819
Goodwill			$ (1,667)		2,173
Total consideration transferred					20,992	R$ 3,508
Amount to be paid through Promissory Notes					(6,992)
Cash acquired of Vonpar					(1,287)
Amount recognized as embedded financial instrument					485
Net cash paid					$ 13,198	R$ 1,730